TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES.
TRADE AND OTHER PAYABLES

25.TRADE AND OTHER PAYABLES

	Group	Group
	2025	2024
	$’000	$’000
Trade payables	3,808	1,663
Accruals and other payables	2,517	3,619
Other taxation and social security	—	2,902
Total trade and other creditors	6,325	8,184

The directors consider that the carrying value of trade and other payables is equal to their fair value.